Share-Based Payments	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Share-Based Payments
5.	SHARE-BASED PAYMENTS

The Group granted equity-settled instruments comprising share options and restricted shares to executive directors, certain officers and employees. During the year ended 31 December 2017, the following share plans were in place: The Gold Fields Limited 2005 Share Plan, the Gold Fields Limited 2012 Share Plan and the Gold Fields Limited 2012 Share Plan as amended in 2016. During 2016, the Gold Fields Limited 2012 Share Plan as amended in 2016 was introduced to replace the long-term incentive plan (“LTIP”). Allocations under this plan were made during 2016 and 2017.

The following information is available for each plan:

	UNITED STATES DOLLAR
	2017		2016		2015
	Continuing operations	Discontinued operations	Continuing operations	Discontinued operations	Continuing operations	Discontinued operations
(a) Gold Fields Limited 2005 Share Plan	—	—	—	—	—	—
(b)(i) Gold Fields Limited 2012 Share Plan
- Performance shares	—	—	1.9	—	8.0	0.2
- Bonus shares	—	—	—	—	2.7	—
(b)(ii) Gold Fields Limited 2012 Share Plan amended
- Performance shares	24.5	0.6	12.1	0.4	—	—
- Retention shares	2.1	—	—	—	—	—
- Restricted/Matching shares	0.2	—	—	—	—	—

Total included in profit or loss for the year	26.8	0.6	14.0	0.4	10.7	0.2

(a)	Gold Fields Limited 2005 Share Plan

At the Annual General Meeting on 17 November 2005, shareholders approved the adoption of the Gold Fields Limited 2005 Share Plan to replace the GF Management Incentive Scheme approved in 1999. The plan provided for two methods of participation, namely the Performance Allocated Share Appreciation Rights Method (“SARS”) and the Performance Vesting Restricted Share Method (“PVRS”). This plan sought to attract, retain, motivate and reward participating employees on a basis which sought to align the interests of such employees with those of the Company’s shareholders. No further allocations of options under this plan are being made following the introduction of the Gold Fields Limited 2012 Share Plan (see below) and the plan will be closed once all options have been exercised or forfeited.

The following table summarises the movement of share options under the Gold Fields Limited 2005 Share Plan during the years ended 31 December 2017, 2016 and 2015:

	2017		2016		2015
	Share appreciation rights (SARS)	Average instrument price (US$)	Share appreciation rights (SARS)	Average instrument price (US$)	Share appreciation rights (SARS)	Average instrument price (US$)
Outstanding at beginning of the year	530,611	7.39	1,025,178	6.03	1,818,261	7.89
Movement during the year:
Forfeited	(519,090)	7.75	(494,567)	5.27	(793,083)	7.34

Outstanding at end of the year (vested)	11,521	9.42	530,611	7.39	1,025,178	6.03

(b)(i)	Gold Fields Limited 2012 Share Plan – awards prior to 1 March 2016

At the Annual General Meeting on 14 May 2012 shareholders approved the adoption of the Gold Fields Limited 2012 Share Plan to replace the Gold Fields Limited 2005 Share Plan. The plan provided for two methods of participation, namely the Performance Share Method (“PS”) and the Bonus Share Method (“BS”). This plan sought to attract, retain, motivate and reward participating employees on a basis which sought to align the interests of such employees with those of the Company’s shareholders. No further allocations of options under this plan are being made following the introduction of the Gold Fields Limited 2012 Share Plan amended – awards after 1 March 2016 (see below) and the plan was closed.

The salient features of the plan were:

•	PS were offered to participants annually in March. Quarterly allocations of PS were also made in June, September and December on a pro rata basis to qualifying new employees. PS were performance-related shares, granted at zero cost (the shares are granted in exchange for the rendering of service by participants to the Group during the three-year restricted period prior to the share vesting period);

•

Based on the rules of the plan, the actual number of PS which would be settled to a participant three years after the original award date was determined by the Group’s performance measured against the performance of seven other major gold mining companies (“the peer group”) based on the relative change in the Gold Fields share price compared to the basket of respective US Dollar share prices of the peer group. Furthermore, for PS awards to be settled to members of the Executive Committee, an internal Company performance target is required to be met before the external relative measure is applied. The internal target performance criterion has been set at 85% of the Group’s planned gold production over the three-year measurement period as set out in the business plans of the Group approved by the Board. In the event that the internal target performance criterion is met the full initial target award shall be settled on the settlement date. In addition, the Remuneration Committee has determined that the number of PS to be settled may be increased by up to 200% of the number of the initial target PS conditionally awarded, depending on the performance of the Company relative to the performance of the peer group, based on the relative change in the Gold Fields share price compared to the basket of respective US Dollar share prices of the peer group;

•	The performance of the Company that resulted in the settlement of shares was measured by the Company’s share price performance relative to the share price performance of the following peer gold mining companies, collectively referred to as “the peer group”, over the three-year period:

-	AngloGold Ashanti;

-	Barrick Gold Corporation;

-	Goldcorp Incorporated;

-	Harmony Gold Mining Company;

-	Newmont Mining Corporation;

-	Newcrest Mining Limited; and

-	Kinross Gold Corporation.

•	The performance of the Company’s shares against the shares of the peer group was measured for the three-year period running from the relevant award date;

•	BS were offered to participants annually in March; and

•	Based on the rules of the plan, the actual number of BS which would be settled in equal proportions to a participant over a nine-month and a 18-month period after the original award date was determined by the employee’s annual cash bonus calculated with reference to actual performance against predetermined targets for the financial year ended immediately preceding the award date.

The following table summarises the movement of share options under the Gold Fields Limited 2012 Share Plan during the years ended 31 December 2017, 2016 and 2015:

	2017	2016	2015
	Performance shares (PS)	Performance shares (PS)	Performance shares (PS)	Bonus shares (BS)
Outstanding at beginning of the year	393,178	2,446,922	4,316,657	2,161,922
Movement during the year:
Granted	—	393,178	—	—
Exercised and released	—	(2,428,904)	(1,704,704)	(2,094,343)
Forfeited	(393,178)	(18,018)	(165,031)	(67,579)

Outstanding at end of the year	—	393,178	2,446,922	—

(b)(ii)	Gold Fields Limited 2012 Share Plan amended – awards after 1 March 2016

At the Annual General Meeting on 18 May 2016, shareholders approved the adoption of the revised Gold Fields Limited 2012 Share Plan to replace the LTIP. The plan provides for four types of participation, namely Performance Shares (“PS”), Retention Shares (“RS”), Restricted Shares (“RSS”) and Matching Shares (“MS”). This plan is in place to attract, retain, motivate and reward participating employees on a basis which seeks to align the interests of such employees with those of the Company’s shareholders. Allocations of options under this plan were made during 2016 and 2017. Currently, the last vesting date is 28 February 2020.

The salient features of the plan were:

•	PS are offered to participants annually in March. PS are performance-related shares, granted at zero cost (the shares are granted in exchange for the rendering of service by participants to the Group during the three-year restricted period prior to the share vesting period);

•	Based on the rules of the plan, the actual number of PS which will be settled to a participant three years after the original award date is determined by the following performance conditions:

Performance condition	Weighting	Threshold	Target	Stretch and cap
Absolute total shareholder return (“TSR”)	33%	N/A – No vesting below target	Compounded cost of equity in real terms over three-year performance period	Compounded cost of equity in real terms over three-year performance period +6% per annum

Relative TSR	33%	Median of the peer group	Linear vesting to apply between median and upper quartile performance and capped at upper quartile performance

Free cash flow margin (“FCFM”)	34%	Average FCFM over performance period of 5% at a gold price of $1,300/oz – margin to be adjusted relative to the actual gold price for the three-year period	Average FCFM over performance period of 15% at a gold price of $1,300/oz – margin to be adjusted relative to the actual gold price for the three-year period	Average FCFM over performance period of 20% at a gold price of $1,300/oz – margin to be adjusted relative to the actual gold price for the three-year period

The vesting profile will be as follows:

Performance condition	Threshold	Target	Stretch and cap
Absolute TSR[1,4]	0%	100%	200%
Relative TSR[1,3,4]	0%	100%	200%
FCFM[2]	0%	100%	200%

1	Absolute TSR and relative TSR: Linear vesting will occur between target and stretch (no vesting occurs for performance below target).
2	FCFM: Linear vesting will occur between threshold, target and stretch.
3	The peer group consists of 10 companies: AngloGold Ashanti, Goldcorp, Barrick, Eldorado Gold, Randgold, Yamana, Agnico Eagle, Kinross, Newmont and Newcrest.
4

TSR will be calculated as the compounded annual growth rate (“CAGR”) of the TSR index between the average of the 60 trading days up to the first day of the performance period and the average of the 60 trading days up to the last day of the performance period. TSR will be defined as the return on investing in ordinary shares in the Company at the start of the performance period, holding the shares and reinvesting the dividends received on the portfolio in Gold Fields shares over the performance period. The USD TSR index, provided by external service providers will be based on the US$ share price.

•	RS can be awarded on an ad hoc basis to key employees where a retention risk has been identified. These will be subject to the vesting condition of service over a period of three years only;

•	RSS: In 2016, Gold Fields implemented a Minimum Shareholding Requirement (“MSR”) where executives are required to build and to hold a percentage of their salary in Gold Fields shares over a period of five years. Executives will be given the opportunity (as at the approval date of the MSR), prior to the annual bonus being communicated or the upcoming vesting date of the LTIP award or PS, to elect to receive all or a portion of their annual bonus or cash LTIP in restricted shares or to convert all or a portion of their unvested PS into restricted shares towards fulfilment of the MSR. These shares are subject to the holding period as set out below.

This holding period will mean that the restricted shares may not be sold or disposed of and that the beneficial interest must be retained therein until the earlier of:

•	Notice given by the executive, provided that such notice may only be given after five years from the start of the holding period;

•	Termination of employment of that employee, i.e. retirement, retrenchment, ill health, death, resignation or dismissal;

•	Abolishment of the MSR; or

•	In special circumstances such as proven financial hardship or compliance with the MSR, upon application by the employee and approval by the Remuneration Committee.

MS: To facilitate the introduction of the MSR policy and to compensate executives for participating in RSS and holding their shares for an additional five years, thus exposing themselves to further market volatility, the Company intends to make a matching award. This is intended to entail a conditional award of shares of one share for every three shares committed towards the MSR (matching shares), rounded to the nearest full share. The matching shares will vest on a date that corresponds with the end of the holding period of the shares committed towards the MSR provided the executive is still in the employment of the Company and has met the MSR requirements of the MSR policy, including having sustainably accumulated shares to reach the MSR over the five-year holding period.

At 31 December 2017, the maximum number of matching shares that could vest, based on shares already committed to MSR, at the end of five years was 403,027 (2016: 169,158) shares.

•	MS: To facilitate the introduction of the MSR policy and to compensate executives for participating in RSS and holding their shares for an additional five years, thus exposing themselves to further market volatility, the Company intends to make a matching award. This is intended to entail a conditional award of shares of one share for every three shares committed towards the MSR (matching shares), rounded to the nearest full share. The matching shares will vest on a date that corresponds with the end of the holding period of the shares committed towards the MSR provided the executive is still in the employment of the Company and has met the MSR requirements of the MSR policy, including having sustainably accumulated shares to reach the MSR over the five-year holding period.

At 31 December 2017, the maximum number of matching shares that could vest, based on shares already committed to MSR, at the end of five years was 403,027 (2016: 169,158) shares.

The following table summarises the movement of share options under the Gold Fields Limited 2012 Share Plan as amended in 2016 during the years ended 31 December 2017 and 2016:

	2017	2016
	Performance shares (PS)	Performance shares (PS)
Outstanding at beginning of the year	8,138,472	—
Movement during the year:
Granted	11,744,152	8,196,037
Exercised and released	(34,827)	—
Forfeited	(1,568,667)	(57,565)

Outstanding at end of the year	18,279,130	8,138,472

None of the outstanding options of 18,279,130 above have vested.

	2017	2016
The fair value of equity instruments granted during the year ended 31 December 2017 and 2016 were valued using the Monte Carlo simulation model:
Monte Carlo simulation
Performance shares
This model is used to value the performance shares. The inputs to the model for options granted during the year were as follows:
- weighted average historical volatility (based on a statistical analysis of the share price on a weighted moving average basis for the expected term of the option)	64.3%	58.1%
- expected term (years)	3 years	3 years
- dividend yield[1]	n/a	n/a
- weighted average three-year risk free interest rate (based on US interest rates)	1.6%	0.5%
- weighted average fair value (United States dollars)	4.2	2.6

1	There is no dividend yield applied to the Monte Carlo simulation model as the performance conditions follow a total shareholder return method.

Summary:

The following table summarises information relating to the options and equity-settled instruments under all plans outstanding at 31 December 2017, 2016 and 2015:

	2017			2016			2015
Range of exercise prices for outstanding equity instruments (US$)	Number of instruments	Price (US$)	Contractual life (years)	Number of instruments	Price (US$)	Contractual life (years)	Number of instruments	Price (US$)	Contractual life (years)
n/a*	18,279,130	—	—	8,531,650	—	—	2,446,922	—	—
4.28 - 6.06	—	—	—	—	—	—	448,296	5.03	0.22
6.07 - 7.84	—	—	—	3,835	6.79	0.50	33,641	5.86	0.60
7.85 - 9.62	—	—	—	515,255	7.37	0.34	531,720	6.84	1.35
9.63 - 11.40	11,521	9.42	—	11,521	8.44	1.00	11,521	7.84	2.01

Total outstanding at end of the year	18,290,651			9,062,261			3,472,100

* Restricted shares (“PVRS”) are awarded for no consideration.
Weighted average share price during the year on the Johannesburg Stock Exchange (US$)	3.76			4.29			3.55

The compensation costs related to awards not yet recognised under the above plans at 31 December 2017, 2016 and 2015 amount to US$53.0 million, US$36.6 million and US$1.5 million, respectively, and are to be recognised over four years.

The directors were authorised to issue and allot all or any of such shares required for the plans, but in aggregate all plans may not exceed 41,076,635 of the total issued ordinary shares capital of the Company. An individual participant may also not be awarded an aggregate of shares from all or any such plans exceeding 4,107,663 of the Company’s total issued ordinary share capital. The unexercised options and shares under all plans represented 2.2% of the total issued ordinary share capital at 31 December 2017.